Restatement of Previously Issued Financial Statements	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s unaudited condensed financial statements as of September 30, 2021, management identified errors made in its historical financial statements where, at the closing of the Company’s Initial Public Offering, the Company improperly valued its Class A common stock subject to possible redemption. In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The Company previously determined the Class A common stock subject to possible redemption to be equal to the redemption value of $10.00 per share of Class A common stock while also taking into consideration a redemption cannot result in net tangible assets being less than $5,000,001. Management determined that the Class A common stock issued during the Initial Public Offering can be redeemed or become redeemable subject to the occurrence of future events considered outside the Company’s control. Therefore, management concluded that the redemption value should include all shares of Class A common stock subject to possible redemption, resulting in the Class A common stock subject to possible redemption being equal to their redemption value. As a result, management has noted a reclassification error related to temporary equity and permanent equity. This resulted in a restatement of the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock.

In connection with the change in presentation for the Class A common stock subject to possible redemption, the Company also restated its loss per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. Accordingly, effective with this filing, the Company presents all redeemable Class A common stock as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and in accordance with ASC 480.

As a result, management has noted a restatement related to temporary equity and permanent equity. This resulted in a restatement of the initial carrying value of the Class A common stock subject to possible redemption with the offset recorded to additional paid-in capital (to the extent available), accumulated deficit and Class A common stock. The Company has restated the filing periods presented below.

There has been no change in the Company’s total assets, liabilities or operating results.

The impact of the restatement on the Company’s financial statements is reflected in the following table.

Balance Sheet as of February 17, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$303,350,376	$41,649,624	$345,000,000
Class A common stock	$416	$(416)	$—
Additional paid-in capital	$7,700,467	$(7,700,467)	$—
Accumulated deficit	$(2,701,736)	$(33,948,742)	$(36,650,478)
Total Stockholders’ Equity (Deficit)	$5,000,008	$(41,649,624)	$(36,649,616)
Number of shares subject to redemption	30,335,038	4,164,962	34,500,000
Balance Sheet as of March 31, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$313,268,980	$31,731,020	$345,000,000
Class A common stock	$317	$(317)	$—
Additional paid-in capital	$—	$—	$—
Accumulated deficit	$4,998,825	$(31,730,703)	$(26,731,879)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(31,731,020)	$(26,731,015)
Number of shares subject to redemption	31,326,898	3,173,102	34,500,000
Balance Sheet as of June 30, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$312,193,370	$32,806,630	$345,000,000
Class A common stock	$328	$(328)	$—
Additional paid-in capital	$—	$—	$—
Accumulated deficit	$4,998,810	$(32,806,302)	$(27,807,492)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(32,806,630)	$(27,806,629)
Number of shares subject to redemption	31,219,337	3,280,663	34,500,000
Statement of Operations for the Three Months Ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	(18,400,00)	16,100,000
Basic and diluted earnings per share, Class A common stock	$—	$0.30	$0.30
Weighted average shares outstanding, Class B common stock	8,025,000	—	8,025,000
Basic and diluted earnings per share, Class B common stock	$0.90	$(0.60)	$0.30
Statement of Operations for the Three Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	—	34,500,000
Basic and diluted earnings per share, Class A common stock	$—	$0.02	$(0.02)
Weighted average shares outstanding, Class B common stock	8,625,000	—	8,625,000
Basic and diluted earnings per share, Class B common stock	$(0.12)	$0.10	$(0.02)
Statement of Operations for the Six Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	(9,149,171)	25,350,829
Basic and diluted earnings per share, Class A common stock	$—	$0.18	$0.18
Weighted average shares outstanding, Class B common stock	8,326,657	—	8,326,657
Basic and diluted earnings per share, Class B common stock	$0.74	$(0.56)	$0.18
Statement of Cash Flows for the Three Months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$303,350,376	$(303,350,376)	$—
Change in value of Class A common stock subject to possible redemption	$9,918,604	$(9,918,604)	$—
Statement of Cash Flows for the Six Months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$303,350,376	$(303,350,376)	$—
Change in value of Class A common stock subject to possible redemption	$8,842,994	$(8,842,994)	$—